Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

February 23, 2010

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re:	Cohen & Steers Preferred Securities Fund, Inc.

Ladies and Gentlemen:

On behalf of Cohen & Steers Preferred Securities Fund, Inc. (the “Company”), attached is the Company’s Registration Statement on Form N-1A.

Pursuant to Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended, the undersigned hereby joins in the request of Cohen & Steers Preferred Securities Fund, Inc. that the effective date of the above-captioned Registration Statement be accelerated so that it will be declared effective as soon as possible on April 30, 2010 or as soon as possible thereafter.

Any questions or communications should be directed to Tina M. Payne at 212-832-3232.

Very truly yours,

/s/ Tina M. Payne
Tina M. Payne